FAIR VALUE OF INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE OF INVESTMENTS
Schedule of unrealized profit (loss) on open forwards and futures contracts, by the fair value hierarchy levels

2014	Total	Level I	Level II	Level III

Net unrealized profit (loss) on open contracts

Assets
Futures	$44,175,968	$41,776,309	$2,399,659	$—
Forwards	4,533,927	—	4,533,927	—
	$48,709,895	$41,776,309	$6,933,586	$—

Liabilities
Futures	$13,528,343	$10,463,309	$3,065,034	$—
Forwards	9,079,528	—	9,079,528	—
	$22,607,871	$10,463,309	$12,144,562	$—

December 31, 2014	$26,102,024	$31,313,000	$(5,210,976)	$—

2013	Total	Level I	Level II	Level III

Net unrealized profit (loss) on open contracts

Assets
Futures	$42,267,900	$41,529,812	$738,088	$—
Forwards	3,156,037	—	3,156,037	—
	$45,423,937	$41,529,812	$3,894,125	$—

Liabilities
Futures	$11,978,242	$10,857,511	$1,120,731	$—
Forwards	2,917,024	—	2,917,024	—
	$14,895,266	$10,857,511	$4,037,755	$—

December 31, 2013	$30,528,671	$30,672,301	$(143,630)	$—

Schedule of trading profits and losses, before brokerage commissions, by type/commodity industry sector, on derivative instruments

	December 31, 2014	December 31, 2013	December 31, 2012
Commodity Industry Sector	Profit (loss) from trading, net	Profit (loss) from trading, net	Profit (loss) from trading, net

Agriculture	$(10,831,497)	$18,252,148	$(15,604,240)
Currencies	23,750,878	22,068,047	(28,551,422)
Energy	48,093,717	(19,454,292)	(23,874,054)
Interest rates	112,341,985	(54,443,134)	58,632,850
Metals	(1,188,085)	21,130,440	(23,650,501)
Stock indices	(2,148,455)	116,458,686	7,505,449

Total, net	$170,018,543	$104,011,895	$(25,541,918)